Taxes - Schedule of Reconciles the PRC Statutory Rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciles the PRC Statutory Rate [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Additional deduction of research and development expenses	28.60%	(8.40%)	(8.20%)	(5.40%)
Non-deductible expenses	4.40%	1.20%	1.20%	0.20%
Effect of PRC preferential tax rate	(10.00%)	(10.60%)	(3.20%)	(8.80%)
Loss from non-PRC entities not subject to PRC tax	(45.20%)	8.70%	3.90%	2.30%
Effective tax rate	2.80%	15.90%	18.70%	13.30%